June 20, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Macquarie ETF Trust (File Nos. 333-273398 and 811-23890)

Ladies and Gentlemen:

Our client, Macquarie ETF Trust (the “Trust”), is filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused International Core ETF (each, a “Fund” and together, the “Funds”), each a series of the Trust, scheduled to be held on September 10, 2025.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Funds, and Delaware Management Company.

If you have any questions regarding the filing, please contact the undersigned at 215.963.5598.

Sincerely,

/s/ Sean Graber

Sean Graber

Morgan, Lewis & Bockius llp

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001